Fixed assets - Other intangible assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 2,385	€ 1,895	€ 1,893
Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	519	200	318
SPAIN | Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	296
SPAIN | Five G licenses [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		€ 142
MALI | Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets			€ 152
BURKINA FASO | Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	119
GUINEA | Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 82